Other Income (Expense) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Component of Other Income, Nonoperating [Line Items]
Net realized gains (losses) on dispositions of investments in affiliates	¥ (3)	¥ 423	¥ 95
Net realized gains (losses) on dispositions of marketable securities and other investments	792	1,009	453
Other-than-temporary impairment loss on marketable securities and other investments	(10,928)	(4,030)	(13,424)
Foreign exchange gains (losses), net	(913)	(1,034)	(1,575)
Rental revenue received	2,378	1,765	1,804
Dividends income	13,965	4,362	4,819
Penalties and compensation for damages	2,173	1,419	1,605
Bad debt losses	(2,454)	(5)	(3)
Other, net	(333)	(13)	452
Total	¥ 4,677	¥ 3,896	¥ (5,774)